Share-based compensation - Summary of fair values of share options granted/modified (Details)	12 Months Ended
Dec. 31, 2018
Grant Date April 1, 2016
Share-based compensation
Risk-free interest rate	2.00%
Dividend yield	0.00%
Volatility rate	49.37%
Grant Date July 1, 2016
Share-based compensation
Risk-free interest rate	1.62%
Dividend yield	0.00%
Volatility rate	50.52%
Grant Date January 1, 2017
Share-based compensation
Risk-free interest rate	2.67%
Dividend yield	0.00%
Volatility rate	50.75%
Grant Date April 1, 2017
Share-based compensation
Risk-free interest rate	2.59%
Dividend yield	0.00%
Volatility rate	50.79%
Grant Date July 1, 2017
Share-based compensation
Risk-free interest rate	2.35%
Dividend yield	0.00%
Volatility rate	47.59%
Modified Date September 1, 2018
Share-based compensation
Risk-free interest rate	2.83%
Dividend yield	0.00%
Volatility rate	42.72%
Modified Date September 1, 2018
Share-based compensation
Risk-free interest rate	2.92%
Dividend yield	0.00%
Volatility rate	44.65%